Intangible Assets - Summary of Detailed Information about Intangible Assets (Detail) - GBP (£) £ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of detailed information about intangible assets [line items]
Beginning balance	£ 44,456
Sale of Navi	(13,386)
Revision to estimated value	806
Ending balance	31,876	£ 45,157
Cost or valuation member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		45,527
Ending balance	32,141
Depreciation/Amortization and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(1,071)
Revision to estimated value	67	£ 169
Ending balance	£ (265)